JPMorgan Active Value ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 97.8%
Aerospace & Defense — 4.7%
Boeing Co. (The)*	1,313	251,439
General Dynamics Corp.	1,155	278,563
Lockheed Martin Corp.	252	111,233
Northrop Grumman Corp.	854	381,926
Raytheon Technologies Corp.	7,676	760,461

		1,783,622

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	1,074	230,330

Airlines — 0.8%
Delta Air Lines, Inc.*	3,322	131,452
Southwest Airlines Co.*	3,859	176,742

		308,194

Automobiles — 0.6%
General Motors Co.*	4,722	206,540

Banks — 11.0%
Bank of America Corp.	27,207	1,121,473
Citigroup, Inc.	5,317	283,928
Citizens Financial Group, Inc.	1,791	81,186
M&T Bank Corp.	655	111,023
People’s United Financial, Inc.	19,220	384,208
PNC Financial Services Group, Inc. (The)	1,267	233,698
Regions Financial Corp.	3,890	86,591
Truist Financial Corp.	10,032	568,814
US Bancorp	2,335	124,105
Wells Fargo & Co.	23,701	1,148,550

		4,143,576

Beverages — 1.7%
Coca-Cola Co. (The)	6,123	379,626
Keurig Dr Pepper, Inc.	3,414	129,391
PepsiCo, Inc.	804	134,573

		643,590

Biotechnology — 5.2%
AbbVie, Inc.	3,916	634,823
Amgen, Inc.	413	99,872
Biogen, Inc.*	489	102,983
BioMarin Pharmaceutical, Inc.*	594	45,797
Neurocrine Biosciences, Inc.*	1,165	109,219
Regeneron Pharmaceuticals, Inc.*	582	406,481
Vertex Pharmaceuticals, Inc.*	2,120	553,256

		1,952,431

Building Products — 0.2%
Trane Technologies plc	448	68,410

Capital Markets — 5.6%
BlackRock, Inc.	483	369,094
Charles Schwab Corp. (The)	2,478	208,920
Goldman Sachs Group, Inc. (The)	621	204,992
Intercontinental Exchange, Inc.	1,769	233,720
Morgan Stanley	3,651	319,098
Northern Trust Corp.	585	68,123
S&P Global, Inc.	297	121,824
State Street Corp.	4,753	414,081
T. Rowe Price Group, Inc.	1,127	170,391

		2,110,243

Chemicals — 1.8%
Air Products and Chemicals, Inc.	781	195,180
Axalta Coating Systems Ltd.*	9,225	226,750
DuPont de Nemours, Inc.	728	53,566
FMC Corp.	1,473	193,803

		669,299

Commercial Services & Supplies — 0.3%
Republic Services, Inc.	863	114,348

Construction Materials — 0.5%
Vulcan Materials Co.	1,101	202,254

Consumer Finance — 1.1%
American Express Co.	1,313	245,531
Capital One Financial Corp.	1,356	178,029

		423,560

Containers & Packaging — 0.1%
Ball Corp.	558	50,220

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B*	1,707	602,417

Electric Utilities — 2.8%
Alliant Energy Corp.	1,814	113,339
Edison International	4,556	319,375
Entergy Corp.	535	62,461
Exelon Corp.	2,155	102,643
NextEra Energy, Inc.	4,294	363,745
Xcel Energy, Inc.	1,408	101,615

		1,063,178

Electrical Equipment — 0.5%
Eaton Corp. plc	1,348	204,573

Energy Equipment & Services — 0.1%
Baker Hughes Co.	785	28,582

Entertainment — 1.4%
Activision Blizzard, Inc.	4,826	386,611
Walt Disney Co. (The)*	918	125,913

		512,524

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	297	73,766
Host Hotels & Resorts, Inc.	21,422	416,229
Kilroy Realty Corp.	728	55,634
Kite Realty Group Trust	2,327	52,986
Ventas, Inc.	2,471	152,609
Vornado Realty Trust	2,024	91,727
Welltower, Inc.	599	57,588
Weyerhaeuser Co.	2,743	103,960

		1,004,499

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club Holdings, Inc.*	3,021	204,250
US Foods Holding Corp.*	8,173	307,550
Walmart, Inc.	1,376	204,914

		716,714

Food Products — 1.3%
Bunge Ltd.	686	76,016
Lamb Weston Holdings, Inc.	4,025	241,138
Mondelez International, Inc., Class A	2,768	173,775

		490,929

Health Care Equipment & Supplies — 3.0%
Becton Dickinson and Co.	750	199,500
Boston Scientific Corp.*	2,661	117,856
Medtronic plc	2,146	238,099
Zimmer Biomet Holdings, Inc.	4,516	577,596
Zimvie, Inc.*	396	9,044

		1,142,095

JPMorgan Active Value ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Health Care Providers & Services — 6.1%
Anthem, Inc.	263	129,191
Cardinal Health, Inc.	2,519	142,827
Centene Corp.*	7,371	620,564
Cigna Corp.	2,388	572,189
Humana, Inc.	370	161,013
McKesson Corp.	805	246,435
UnitedHealth Group, Inc.	872	444,694

		2,316,913

Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.*	141	331,131
McDonald’s Corp.	749	185,213
Royal Caribbean Cruises Ltd.*	5,707	478,133

		994,477

Household Durables — 0.2%
Newell Brands, Inc.	3,210	68,726

Household Products — 0.5%
Procter & Gamble Co. (The)	1,328	202,918

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	840	163,447

Insurance — 4.0%
Allstate Corp. (The)	918	127,152
American International Group, Inc.	4,931	309,519
Chubb Ltd.	1,403	300,102
Hartford Financial Services Group, Inc. (The)	2,505	179,884
Loews Corp.	1,349	87,442
Marsh & McLennan Cos., Inc.	514	87,596
MetLife, Inc.	2,168	152,367
Prudential Financial, Inc.	776	91,700
Travelers Cos., Inc. (The)	972	177,613

		1,513,375

Interactive Media & Services — 1.0%
Alphabet, Inc., Class C*	97	270,920
Meta Platforms, Inc., Class A*	457	101,619

		372,539

IT Services — 0.5%
Fidelity National Information Services, Inc.	602	60,453
International Business Machines Corp.	826	107,396

		167,849

Machinery — 2.7%
Deere & Co.	255	105,942
Dover Corp.	1,679	263,435
Parker-Hannifin Corp.	2,096	594,761
Terex Corp.	1,747	62,298

		1,026,436

Media — 2.1%
Charter Communications, Inc., Class A*	460	250,939
Comcast Corp., Class A	11,679	546,811

		797,750

Metals & Mining — 2.3%
Alcoa Corp.	2,643	237,949
Freeport-McMoRan, Inc.	11,305	562,311
Rio Tinto plc, ADR (Australia)	668	53,707

		853,967

Multiline Retail — 0.6%
Dollar General Corp.	707	157,399
Kohl’s Corp.	945	57,135

		214,534

Multi-Utilities — 1.3%
CenterPoint Energy, Inc.	6,293	192,817
CMS Energy Corp.	3,072	214,856
Public Service Enterprise Group, Inc.	954	66,780

		474,453

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	6,330	1,030,714
ConocoPhillips	5,365	536,500
Diamondback Energy, Inc.	2,319	317,889
EOG Resources, Inc.	2,826	336,944
Exxon Mobil Corp.	1,319	108,936
Hess Corp.	2,767	296,180
Occidental Petroleum Corp.	4,375	248,237
Pioneer Natural Resources Co.	1,669	417,300
Valero Energy Corp.	721	73,210

		3,365,910

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	14,559	1,063,244
Eli Lilly & Co.	731	209,336
Johnson & Johnson	2,690	476,749
Merck & Co., Inc.	577	47,343
Pfizer, Inc.	2,269	117,466

		1,914,138

Professional Services — 0.3%
Leidos Holdings, Inc.	1,069	115,473

Road & Rail — 1.0%
CSX Corp.	5,646	211,442
Norfolk Southern Corp.	626	178,548

		389,990

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	1,730	285,761
Lam Research Corp.	148	79,566
NXP Semiconductors NV (China)	1,072	198,406
Texas Instruments, Inc.	1,687	309,531

		873,264

Software — 0.6%
Microsoft Corp.	760	234,316

Specialty Retail — 2.4%
AutoZone, Inc.*	111	226,948
Gap, Inc. (The)	2,145	30,202
Home Depot, Inc. (The)	686	205,340
Lowe’s Cos., Inc.	866	175,096
O’Reilly Automotive, Inc.*	136	93,155
TJX Cos., Inc. (The)	3,158	191,312

		922,053

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	511	89,226
Seagate Technology Holdings plc	4,291	385,761

		474,987

Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc.	1,943	80,343
NIKE, Inc., Class B	1,411	189,864
Tapestry, Inc.	3,450	128,168

		398,375

JPMorgan Active Value ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Tobacco — 0.6%
Philip Morris International, Inc.	2,476	232,596

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.*	1,055	135,409

TOTAL COMMON STOCKS (Cost $34,412,172)		36,896,023

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)(Cost $788,996)	788,996	788,996

Total Investments — 99.9% (Cost $35,201,168)		37,685,019
Other Assets Less Liabilities — 0.1%		32,649

Net Assets — 100.0%		37,717,668

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Active Value ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$37,685,019	$—	$—	$37,685,019

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be an affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at October 4, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(b)(c)	$—	$94,423	$94,423	$—	$—	$—	$—	$1	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(b)(c)	—	1,351,282	562,286	—	—	788,996	788,996	132	—

Total	$—	$1,445,705	$656,709	$—	$—	$788,996		$133	$—

(a)	Commencement of operations was October 4, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.